Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Intangible Assets are Carried at Cost Less	The estimated useful life for the intangible assets is as follows:
Category	Estimated useful lives
Customer relationship	8 years
Exclusive contractual technology license	8 years
Software copyright	8 years

Schedule of Fair Value Measurements of Liabilities

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of June 30, 2026 and December 31, 2025.

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of June 30, 2026 (Unaudited)	$72	$-	$-	$72
As of December 31, 2025	$87	$-	$-	$87
Convertible notes:
As of June 30, 2026 (Unaudited)	$-	$-	$2,985	$2,985
As of December 31, 2025	$-	$-	$11,126	$11,126

Schedule of Changes for Warrant Liabilities Measured at Fair Value	The changes for warrant liabilities measured at fair value are as follows:
	Private	Representative
	Warrants	Warrants
Fair value as of December 31, 2025	$18	$69
Change in fair value	(3)	(12)
Fair value as of June 30, 2026 (Unaudited)	$15	$57

Schedule of Reconciliation Convertible Note Measured at Fair Value on Recurring Basis

The following is a reconciliation of the beginning and ending balances for convertible notes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended June 30, 2026, see Note 12 for details:

Convertible notes
Opening balance as of December 31, 2025	11,126
New convertible notes issued	$2,937
Debt issuance expenses	564
Changes in fair value of convertible notes	1,956
Conversion to Class B ordinary shares	(13,598)
Ending balance as of June 30, 2026 (Unaudited)	$2,985

Schedule of Following Table Identifies the Disaggregation

The following table identifies the disaggregation of the Group’s revenues from continuing operations for the six months ended June 30, 2026 and 2025, respectively:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Operational management and delivery services	$54,371	$-
Sales of smart electric vehicles	700	572
Total	$55,071	$572

Schedule of Currency Exchange Rates of Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:

	As of June 30,	As of December 31,
Balance sheet items, except for equity accounts	2026	2025
US$ against RMB	6.7851	6.9931
US$ against AED	3.6727	3.6728
US$ against JPY	162.6100	*

	For the six months ended June 30,
Items in the statements of operations and comprehensive loss, and statements of cash flows	2026	2025
US$ against RMB	6.8624	7.2526
US$ against AED	3.6730	3.6728
US$ against JPY	158.1514	*

*	There is no JPY transaction during the periods presented.

Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area	The following table sets forth the disaggregation of the Groups long-lived assets by geographic area:
	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Japan	$711	$-
The British Virgin Islands	285	-
The United Arab Emirates	162	152
Total	$1,158	$152